Provision for major overhauls	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provision for major overhauls
45	Provision for major overhauls

Details of provision for major overhauls in respect of aircraft held under operating leases are as follows:

	2018	2017
	RMB million	RMB million
At January 1	3,370	2,857
Additional provision	943	1,063
Utilization	(661)	(550)

At December 31	3,652	3,370
Less: current portion (Note 43)	(821)	(562)

	2,831	2,808